Employees (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Summary of Employee Costs

	$ million
	2024	2023	2022
Remuneration	10,928	10,648	10,509
Social security contributions	983	957	860
Retirement benefits (see Note 24)	809	1,324	1,795
Share-based compensation (see Note 28)	732	700	807
Total [A]	13,452	13,629	13,971
[A]Excludes employees seconded to joint ventures and associates.

Summary of Average Employee Numbers

	Thousand
	2024	2023	2022
Integrated Gas	6	6	6
Upstream	13	11	12
Marketing	24	26	17
Chemicals and Products	22	22	21
Renewables and Energy Solutions	3	5	4
Corporate [B]	30	30	27
Total [C]	98	100	87
[A]The employee numbers are based on headcount.
[B]Includes 23,000 employees (2023: 23,000; 2022: 20,000) working in business service centres irrespective of the segment they support.
[C]Excludes employees seconded to joint ventures and associates (2024: 1,000 employees; 2023: 2,000 employees; 2022: 2,000 employees).